Stock Based Compensation	3 Months Ended
Aug. 29, 2015
Stock Based Compensation [Abstract]
Stock Based Compensation

2.   Stock Based Compensation

Total stock based compensation expense for the thirteen weeks ended August 29, 2015 and August 30, 2014 was $700,000 and $635,000, respectively.

Liabilities associated with Stock Appreciation Rights as of August 29, 2015 and May 30, 2015 were zero and $1.4 million, respectively. The liabilities for our 2005 Stock Appreciation Rights are included in the line item “Accounts payable and accrued expenses” in our Condensed Consolidated Balance Sheets.

Unrecognized compensation expense as a result of non-vested shares of the 2012 Omnibus Long-Term Incentive Plan at August 29, 2015 was $4.4 million and will be recorded over a weighted average period of 1.9 years.  Refer to Note 11 of our May 30, 2015 audited financial statements for further information on our stock compensation plans.

At August 29, 2015, there were 335,140 restricted shares outstanding.  The restricted shares have a weighted average grant date fair value of $27.24 per share.  There was no restricted share activity for the thirteen weeks ended August 29, 2015.